VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

ATTN:               Office of Filings, Information and Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  File Nos. 33-40771 and 811-05502

Dear Staff Member:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 29 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 8, 2008 (Accession # 0000935069-08-002942 ).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-7159.

                                 Very truly yours,


                                 /s/ Danielle Warren
                                 Danielle Warren
                                 Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Schwartz, Esq. - Paul, Hastings, Janofsky & Walker, LLP
         A. Lonergan
         D. James